Related Party Transactions and Balances (Details)								1 Months Ended	12 Months Ended
	Apr. 24, 2025 SGD ($)	Jan. 01, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Oct. 16, 2024 SGD ($)	Jan. 02, 2024 SGD ($)	Nov. 19, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Sep. 01, 2024
Related Party Transactions and Balances [Line Items]
Total consideration						$ 38,500	$ 720,000
Seconded office employee									1	1	1
Secondment expenses									$ 37,330	$ 48,000	$ 48,000
Initial lease term									12 months	12 months
Renew for additional year									1 year	1 year
Rental term									30 days	30 days
Description of lease termination									The lease may be terminated by the lessee with 30 days’ written notice, by the lessor for uncured breach, or automatically in the event of a total loss of the equipment	The lease may be terminated by the lessee with 30 days’ written notice, by the lessor for uncured breach, or automatically in the event of a total loss of the equipment
Number units sold			2	2	3	1	4
Aggregate carrying amount			$ 298,279	$ 165,750	$ 379,864	$ 25,830	$ 704,907
Gain on disposal recognized											89,386		$ 15,093
Amount of dividend		$ 2,592,688						$ 1,000,000
Cash payment									$ 82,607	$ 106,219	(368,881)		483,335
Property Lease Agreements [Member]
Related Party Transactions and Balances [Line Items]
Initial lease term														2 years
Lease expiration date														Oct. 31, 2026
Other Income [Member]
Related Party Transactions and Balances [Line Items]
Gain on disposal recognized			111,107
Jebs Enterprise Pte. Ltd. [Member]
Related Party Transactions and Balances [Line Items]
Total consideration			$ 320,000	$ 200,000	$ 435,000							$ 360,000
Initial lease term									3 years	3 years
Renew for additional year									30 days	30 days
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Total consideration									$ 363,800	$ 467,790	$ 225,120		$ 225,120
Cash payment	$ 106,219